Reverse Recapitalization and Pre-Closing Financing - Schedule of Recapitalization, Asset Acquired and Liability Assumed (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Reverse Recapitalization [Abstract]
Cash and cash equivalents	$ 156
Prepaids and other current assets	416
Other current liabilities	(1,020)
Net liabilities assumed	$ (448)